Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective federal rate	27.00%	27.00%	26.00%
Unrecognized tax benefit	$ 3,652	$ 4,704